Interest and similar income and expenses and income of financial assets and liabilities at fair value through profit or loss	12 Months Ended
Dec. 31, 2022
Interest And Similar Income And Expenses And Income Of Financial Assets And Liabilities At Fair Value Through Profit Or Loss
Interest and similar income and expenses and income of financial assets and liabilities at fair value through profit or loss

Note 21 - Interest and similar income and expenses and income of financial assets and liabilities at fair value through profit or loss

a) Interest and similar income

	01/01 to 12/31/2022	01/01 to 12/31/2021	01/01 to 12/31/2020
Compulsory deposits in the Central Bank of Brazil	10,228	3,613	2,242
Interbank deposits	3,145	1,203	1,102
Securities purchased under agreements to resell	25,467	9,812	9,832
Financial assets at fair value through other comprehensive income	21,313	17,193	18,089
Financial assets at amortized cost	12,164	4,820	3,629
Loan operations	116,844	92,789	79,503
Other financial assets	1,112	(177)	(28)
Total	190,273	129,253	114,369

b) Interest and similar expense

	01/01 to 12/31/2022	01/01 to 12/31/2021	01/01 to 12/31/2020
Deposits	(52,358)	(20,492)	(17,478)
Securities sold under repurchase agreements	(28,399)	(8,635)	(10,690)
Interbank market funds	(22,878)	(24,929)	(28,878)
Institutional market funds	(12,757)	(9,865)	(8,400)
Financial expense from technical provisions for insurance and private pension	(21,981)	(5,346)	(8,121)
Other	(142)	(38)	9
Total	(138,515)	(69,305)	(73,558)

c) Income of financial assets and liabilities at fair value through profit or loss

	01/01 to 12/31/2022	01/01 to 12/31/2021	01/01 to 12/31/2020
Securities	29,730	7,439	16,035
Derivatives (1)	3,477	9,716	(9,393)
Financial assets designated at fair value through profit or loss	660	(483)	(118)
Other financial assets at fair value through profit or loss	1,800	838	-
Financial liabilities at fair value through profit or loss	(1,535)	(843)	(9)
Financial liabilities designated at fair value	41	11	38
Total	34,173	16,678	6,553
1) Includes the ineffective derivatives portion related to hedge accounting.

During the period ended 12/31/2022, ITAÚ UNIBANCO HOLDING derecognized/(recognized) R$ (120) of expected losses (R$ 1,127 from 01/01 to 12/31/2021), R$ (30) for Financial assets – Fair value through other comprehensive income (R$ 10 from 01/01 to 12/31/2021) and R$ (90) for Financial assets – Amortized cost (R$ 1,117 from 01/01 to 12/31/2021).